Average Annual Total Returns (Vanguard High Dividend Yield Index Fund Participant)	Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE High Dividend Yield Index Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.38%	13.58%
Five Years	15.88%	16.13%
Since Inception	6.98%	7.22%